Stock-Based Compensation, TDS excluding U.S. Cellular, Nonvested shares and other stock compensation disclosures (Details) - TDS Parent Company - Common Shares - USD ($)
$ / shares in Units, $ in Millions
	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restricted Stock Units
Stock based compensation, Nonvested shares rollforward, number of shares
Nonvested stock units, beginning of period - Number of shares	1,044,000
Granted number of shares	452,000
Vested number of shares	(341,000)
Forfeited number of shares	(25,000)
Nonvested stock units, end of period - Number of shares	1,130,000	1,044,000
Stock based compensation, Nonvested shares weighted average grant date fair value
Nonvested stock units - beginning of period weighted average grant date fair value	$ 24.70
Granted weighted average grant date fair value	27.87	$ 27.57	$ 25.26
Vested weighted average grant date fair value	21.26
Forfeited weighted average grant date fair value	26.46
Nonvested stock units - end of period weighted average grant date fair value	$ 26.97	24.70
Fair value of vested stock units	$ 10		$ 8
Shares issued and granted under stock compensation plans
Granted number of shares	452,000
Performance Shares
Stock based compensation, Nonvested shares rollforward, number of shares
Granted number of shares	97,000
Nonvested stock units, end of period - Number of shares	97,000
Stock based compensation, Nonvested shares weighted average grant date fair value
Granted weighted average grant date fair value	$ 29.45
Nonvested stock units - end of period weighted average grant date fair value	$ 29.45
Shares issued and granted under stock compensation plans
Granted number of shares	97,000
Deferred Compensation Stock Units
Stock based compensation, Nonvested shares weighted average grant date fair value
Weighted average grant date fair value	$ 27.94	$ 25.36	$ 23.27
Shares issued and granted under stock compensation plans
Vested number of shares, unissued	108,000
Vested number of shares, unissued, fair value	$ 3
Deferred Compensation Stock Units | Maximum
Stock based compensation, Nonvested shares weighted average grant date fair value
Fair value of vested stock units	$ 1	$ 1	$ 1
Non-Employee Directors' Plan
Shares issued and granted under stock compensation plans
Shares issued	27,000	28,000	33,000